UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23294

Causeway ETMF Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

December 31, 2018 (Unaudited)

Causeway Global Value NextShares	Number of Shares	Value

COMMON STOCK

Canada — 3.3%

Encana Corp.	8,675	$50

Manulife Financial Corp.	6,412	91

		141

China — 2.3%

Baidu Inc. ADR[1]	625	99

Germany — 6.4%

BASF SE	1,653	115

Linde PLC	987	157

		272

Hong Kong — 3.5%

China Merchants Port Holdings Co. Ltd.	14,000	25

China Mobile Ltd.	12,500	121

		146

Italy — 3.2%

UniCredit SpA	12,006	136

Japan — 10.5%

East Japan Railway Co.	900	79

Fanuc Corp.	500	76

KDDI Corp.	3,600	86

Sompo Holdings Inc.	2,000	68

Takeda Pharmaceutical Co. Ltd.	4,000	136

		445

Netherlands — 2.4%

Akzo Nobel NV	1,275	103

South Korea — 2.5%

SK Telecom Co. Ltd.	444	107

Switzerland — 6.2%

ABB Ltd.	5,688	108

Novartis AG	850	73

Roche Holding AG	325	81

		262

Turkey — 0.4%

Akbank T.A.S.	13,043	17

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Global Value NextShares	Number of Shares	Value

United Kingdom — 20.0%

AstraZeneca PLC	1,128	$84

Aviva PLC	6,981	33

Barclays PLC	59,295	114

British American Tobacco PLC	3,387	108

Micro Focus International PLC	5,944	105

Prudential PLC	7,271	130

Rolls-Royce Group PLC[1]	7,768	82

Royal Dutch Shell PLC, Class B	1,607	48

SSE PLC	6,226	86

Vodafone Group PLC	31,438	61

		851

United States — 35.6%

Advance Auto Parts Inc.	367	58

Alaska Air Group Inc.	1,350	82

Bank of America Corp.	3,788	93

Citigroup Inc.	2,421	126

FedEx Corp.	141	23

FirstEnergy Corp.	1,953	73

Flowserve Corp.	2,366	90

Halliburton Co.	4,723	126

Leidos Holdings Inc.	950	50

Marathon Petroleum Corp.	966	57

Microsoft Corp.	739	75

Mondelez International Inc., Class A	1,593	64

Oracle Corp.	2,573	116

QUALCOMM Inc.	1,101	63

RPC Inc.	2,944	29

Sabre Corp.	5,702	123

Signet Jewelers Ltd.	1,376	44

SYNNEX Corp.	630	51

Viacom Inc., Class B	2,516	65

Wells Fargo & Co.	1,026	47

Zimmer Biomet Holdings Inc.	564	58

		1,513

Total Common Stock

(Cost $4,888) — 96.3%		4,092

PREFERRED STOCK

Germany — 3.7%

Volkswagen AG‡	991	158

Total Preferred Stock

(Cost $212) — 3.7%		158

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Global Value NextShares	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government &

Agency Portfolio, Institutional Class, 2.300% **	367	$—

Total Short-Term Investment

(Cost $—) — 0.0%		—

Total Investments — 100.0%

(Cost $ 5,100)		4,250

Other Assets in Excess of Liabilities — 0.0%		1

Net Assets — 100.0%		$4,251

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
‡	There is currently no rate available.
1	Non-income producing security.

Amounts designated as “—” are $0 or round to $0.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Canada	$141	$—	$—	$141
China	99	—	—	99
Germany	157	115	—	272
Hong Kong	146	—	—	146
Italy	—	136	—	136
Japan	—	445	—	445
Netherlands	103	—	—	103
South Korea	—	107	—	107
Switzerland	—	262	—	262
Turkey	17	—	—	17
United Kingdom	851	—	—	851
United States	1,513	—	—	1,513

Total Common Stock	3,027	1,065	—	4,092

Preferred Stock	—	158	—	158

Short-Term Investment	—	—	—	—

Total Investments in Securities	$3,027	$1,223	$—	$4,250

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to markets being closed. At December 31, 2018, securities with a value of $1,223 (000), which represented 28.8% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to certain markets being closed which triggered fair valuation of certain securities at the end of the period.

At December 31, 2018, there were no transfers between Level 2 and Level 3 investments in securities since the prior fiscal year end. All transfers, if any, are recognized by the Fund at the end of the period. At December 31, 2018, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0 .

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CCM-QH-007-0200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway ETMF Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt , Treasurer
Date: March 1, 2019